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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [    ]  is a restatement
                                     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             CinFin Capital Management
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:           28-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    James G. Miller
Title:   President
Phone:   (513) 870-2632

Signature, Place and Date of Signing:

      /s/ James G. Miller           Fairfield, Ohio          February 14, 2002
      -------------------           ---------------          -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A



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                                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                     0

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:         165,975

List of Other Included Managers:      None






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
                                       Column 2        Column 3         Column 4      Column 5    SH/PRN
                                    TITLE OF CLASS       CUSIP          FMV(000)       SHARES
Alliance Capital Mgmt Hldg              Common         01855A101             691        14,300      SH
Alltel Corp                             Common         020039103          15,508       251,224      SH
American Home Products                  Common         026609107          26,646       434,250      SH
BB & T Corp                             Common         054937107             444        12,300      SH
Broadwing Inc                           Common         111620100             201        21,200      SH
ChevronTexaco Corporation               Common         166764100           5,431        60,610      SH
Chubb Corp                              Common         171232101             511         7,410      SH
Cincinnati Financial Corp               Common         172062101          22,244       583,077      SH
Cinergy Corp                            Common         172474108           1,337        40,000      SH
Coca Cola Company                       Common         191216100           1,516        32,162      SH
Convergys Corp                          Common         212485106             675        18,000      SH
Duke Energy Corp                        Common         264399106             967        24,630      SH
Exxon Mobil Corporation                 Common         30231G102          25,288       643,466      SH
Fifth Third Bancorp                     Common         316773100           6,762       110,250      SH
First Merit Corporation                 Common         337915102             279        10,300      SH
Fortune Brands Inc                      Common         349631101           1,340        33,850      SH
General Electric Co.                    Common         369604103             949        23,682      SH
Guidant Corporation                     Common         401698105             737        14,800      SH
H J Heinz Company                       Common         423074103           1,184        28,800      SH
Hillenbrand Industries                  Common         431573104             310         5,600      SH
Household International                 Common         441815107           5,064        87,400      SH
Intel Corp                              Common         458140100             574        18,241      SH
Johnson & Johnson                       Common         478160104             966        16,350      SH
Medtronic Inc                           Common         585055106             942        18,400      SH
Merck & Company                         Common         589331107          15,052       255,990      SH
Microsoft Corp                          Common         594918104             924        13,950      SH
Molex Inc                               Common         608554200           4,553       168,300      SH
National City Corporation               Common         635405103           2,627        89,840      SH
Northern Trust                          Common         665859104           2,409        40,000      SH
Pfizer Inc                              Common         717081103             848        21,287      SH
Piedmont Natural Gas                    Common         720186105             283         7,902      SH
PNC Financial Services Gro              Common         693475105           2,192        39,000      SH
Procter & Gamble Corporati              Common         742718109           8,214       103,800      SH
SBC Communications Inc                  Common         78387G103             389         9,926      SH
U S Bancorp                             Common         902973304           6,294       300,700      SH
United Parcel Service - Cl              Common         911312106             880        16,150      SH
Wells Fargo & Co                        Common         949746101             743        17,100      SH
                                                                         165,975     3,594,247


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

Column 1                               Column 6        Column 7    Column 8         Shared       None
NAME OF ISSUER                      INVESTMENT DIS     OTH MGRS        SOLE
Alliance Capital Mgmt Hldg               Sole                        14,300             -         -
Alltel Corp                              Sole                       251,224             -         -
American Home Products                   Sole                       434,250             -         -
BB & T Corp                              Sole                        12,300             -         -
Broadwing Inc                            Sole                        21,200             -         -
ChevronTexaco Corporation                Sole                        60,610             -         -
Chubb Corp                               Sole                         7,410             -         -
Cincinnati Financial Corp                Sole                       583,077             -         -
Cinergy Corp                             Sole                        40,000             -         -
Coca Cola Company                        Sole                        32,162             -         -
Convergys Corp                           Sole                        18,000             -         -
Duke Energy Corp                         Sole                        24,630             -         -
Exxon Mobil Corporation                  Sole                       643,466             -         -
Fifth Third Bancorp                      Sole                       110,250             -         -
First Merit Corporation                  Sole                        10,300             -         -
Fortune Brands Inc                       Sole                        33,850             -         -
General Electric Co.                     Sole                        23,682             -         -
Guidant Corporation                      Sole                        14,800             -         -
H J Heinz Company                        Sole                        28,800             -         -
Hillenbrand Industries                   Sole                         5,600             -         -
Household International                  Sole                        87,400             -         -
Intel Corp                               Sole                        18,241             -         -
Johnson & Johnson                        Sole                        16,350             -         -
Medtronic Inc                            Sole                        18,400             -         -
Merck & Company                          Sole                       255,990             -         -
Microsoft Corp                           Sole                        13,950             -         -
Molex Inc                                Sole                       168,300             -         -
National City Corporation                Sole                        89,840             -         -
Northern Trust                           Sole                        40,000             -         -
Pfizer Inc                               Sole                        21,287             -         -
Piedmont Natural Gas                     Sole                         7,902             -         -
PNC Financial Services Gro               Sole                        39,000             -         -
Procter & Gamble Corporati               Sole                       103,800             -         -
SBC Communications Inc                   Sole                         9,926             -         -
U S Bancorp                              Sole                       300,700             -         -
United Parcel Service - Cl               Sole                        16,150             -         -
Wells Fargo & Co                         Sole                        17,100             -         -

                                                                  3,594,247



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